SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 96.5%
	Alabama — 1.7%
	Alabama Public School & College Authority (Educational Facilities), Series B, 5.00% due 6/1/2026 (pre-refunded 6/1/2023)	$ 4,380,000	$ 4,780,989
	Alabama Public School and College Authority, Series A, 5.00% due 11/1/2039	3,500,000	4,628,120
	East Alabama Health Care Authority (Health Care Facilities Capital Improvements), Series A, 5.00% due 9/1/2027	1,250,000	1,289,512
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2032	6,000,000	7,258,860
	Arizona — 2.4%
	Arizona (Scottsdale Lincoln Hospitals) HFA , 5.00% due 12/1/2031	2,500,000	2,868,975
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2024 - 8/1/2029	2,635,000	2,776,630
	City of Mesa AZ Utility System Revenue, 5.00% due 7/1/2033	1,600,000	2,013,872
	County of Yavapai, (Waste Management, Inc.) AMT, IDA, 1.30% due 6/1/2027	1,000,000	1,002,050
	Maricopa County Special Health Care District GO, Series D, 5.00% due 7/1/2033	1,000,000	1,340,330
	Northern Arizona University (Insured: BAM), Series B, 5.00% due 6/1/2039	1,300,000	1,676,792
	Pima County Sewer System Revenue COP, Series B, 5.00% due 7/1/2031	900,000	1,188,720
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2033 - 1/1/2037	7,000,000	8,806,330
	Salt Verde Financial Corp. (Gas Supply Acquisition), 5.25% due 12/1/2022 - 12/1/2028	2,770,000	3,109,693
	Arkansas — 0.4%
	Board of Trustees of the University of Arkansas (Fayetteville Campus), 5.00% due 11/1/2031 - 11/1/2034	3,655,000	4,211,941
	California — 4.8%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.25% due 12/1/2027 - 12/1/2029	3,650,000	4,085,636
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	2,815,000	3,034,570
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2022 - 8/15/2033	1,950,000	2,214,976
	California Infrastructure and Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,503,120
	Delano Financing Authority (City of Delano Police Station and Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	2,555,000	2,564,581
	Franklin-McKinley School District (Insured: Natl-Re) GO, 5.25% due 8/1/2027	1,000,000	1,261,420
	Fresno (Educational Facilities and Improvements; Insured: Natl-Re) USD GO, Series A, 6.00% due 8/1/2026	1,385,000	1,576,864
	Jurupa Public Financing Authority (Eastvale Community Services; Insured: AGM),
	Series A,
	5.50% due 9/1/2025	1,195,000	1,325,900
[a]	5.50% due 9/1/2027	1,335,000	1,480,355
	Los Angeles Department of Airports AMT, Series A, 5.00% due 5/15/2036	3,635,000	4,579,700
	M-S-R Energy Authority, Series B, 6.125% due 11/1/2029	2,460,000	3,116,845
	North City West School Facilities Financing Authority (Carmel Valley Schools; Insured: AGM), Series A, 5.00% due 9/1/2024	1,080,000	1,136,938
[b]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	5,000,000	5,526,800
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034	3,000,000	3,501,430
	Redwood City Redevelopment Agency (Redevelopment Area A-2; Insured: AMBAC), Series A-2, Zero Coupon due 7/15/2023	2,065,000	2,044,701
	Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District), 5.00% due 12/1/2032	575,000	814,775
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series 2020A, 5.00% due 5/1/2038	2,500,000	3,183,650
	Saratoga Union School District (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 9/1/2023	900,000	895,545
	State of California (Kindergarten-University Facilities) GO, 5.25% due 9/1/2026	5,000,000	5,042,150
	State of California GO, 5.00% due 11/1/2029	1,000,000	1,323,640
	Colorado — 1.5%
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039	1,925,000	2,451,353
	Housing Authority of the City and County of Denver (Three Towers Rehabilitation; Insured: AGM) AMT, 5.20% due 11/1/2027	1,335,000	1,339,766
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2028	1,650,000	1,792,708
	State of Colorado COP,
	Series A,
	4.00% due 12/15/2039 - 12/15/2040	2,400,000	2,948,476
	5.00% due 9/1/2029 - 9/1/2032	5,205,000	6,577,397
	Connecticut — 3.2%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,985,549
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	1,000,000	1,208,730
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	15,591,256
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,413,046
	Series E, 5.00% due 9/15/2033	2,650,000	3,349,812
	State of Connecticut, Special Tax Revenue, Series A, 5.00% due 5/1/2035 - 5/1/2038	6,250,000	8,134,430
	District of Columbia — 2.0%
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue), Series A, 5.00% due 10/1/2038 - 10/1/2039	3,000,000	3,765,090
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue; Insured: AGC), Series B, Zero Coupon due 10/1/2023 - 10/1/2024	9,890,000	9,750,847
[c]	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 4.00% due 10/1/2040	1,000,000	1,204,890
	Washington Convention & Sports Authority, Series A, 5.00% due 10/1/2028	1,105,000	1,375,791
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2032 - 7/1/2037	3,325,000	4,083,376

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Florida — 6.8%
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2034 - 10/1/2035	$ 3,500,000	$ 4,282,460
	City of Jacksonville (Better Jacksonville Plan), Series A, 5.00% due 10/1/2026	2,075,000	2,197,529
	City of Lakeland (Electric Power System Smart Grid Project; Insured: AGM), 5.25% due 10/1/2027 - 10/1/2036	6,450,000	8,691,661
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2032 - 11/1/2037	3,430,000	4,238,428
	JEA Water & Sewer System Revenue, Series A, 5.00% due 10/1/2034 - 10/1/2035	1,225,000	1,601,649
	Lake County School Board (School District Facility Projects) COP, Series B, 5.00% due 6/1/2026 (pre-refunded 6/1/2022)	1,210,000	1,263,930
	Manatee County (Public Utilities System Improvements), 5.00% due 10/1/2026 - 10/1/2033	6,080,000	7,041,289
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	6,119,893
	Miami-Dade County (Nicklaus Children’s Hospital) HFA,
	5.00% due 8/1/2035 - 8/1/2036	1,905,000	2,334,886
[a]	5.00% due 8/1/2037	1,000,000	1,221,610
	Miami-Dade County (Seaport Properties) GO, Series C, 5.00% due 10/1/2023	1,040,000	1,052,542
	Miami-Dade County Educational Facilities Authority (University of Miami; Insured: AMBAC), Series B, 5.25% due 4/1/2024	1,000,000	1,127,250
	Miami-Dade County School Board (Insured: AMBAC) COP, Series D, 5.00% due 10/1/2021	3,035,000	3,070,874
	Miami-Dade County School Board COP, Series A, 5.00% due 5/1/2030	3,250,000	3,771,950
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,409,440
	Orange County School Board COP, Series A, 5.00% due 8/1/2032	2,500,000	3,455,875
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025 (pre-refunded 12/1/2024)	500,000	579,145
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2028	595,000	760,017
[b]	Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), Series A, 8.922% (CPI + 2.05%) due 10/1/2021	1,335,000	1,389,461
	School Board of Broward County (Educational Facilities and Equipment) COP, Series A, 5.00% due 7/1/2027	2,000,000	2,094,000
	School Board of Broward County (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	2,000,000	2,334,340
	School District of Broward County COP,
	Series A,
	5.00% due 7/1/2026	545,000	570,659
	5.00% due 7/1/2026 (pre-refunded 7/1/2022)	2,455,000	2,574,215
	School District of Manatee County (School Facilities Improvement; Insured: AGM), 5.00% due 10/1/2032	2,250,000	2,740,207
	Sunshine State Governmental Finance Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2028	3,500,000	3,849,370
	Georgia — 3.0%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons, LLC), 5.00% due 6/15/2024 - 6/15/2028	2,320,000	2,534,062
	City of Atlanta (Water & Wastewater System; Insured: Natl-Re), Series A, 5.50% due 11/1/2022	365,000	381,494
	Clarke County Hospital Authority (Athens Regional Medical Center), 5.00% due 1/1/2023 - 1/1/2026 (pre-refunded 1/1/2022)	5,620,000	5,756,004
	Georgia State Road & Tollway Authority (GARVEE), 5.00% due 6/1/2032	1,000,000	1,315,750
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2035 - 5/15/2037	11,170,000	15,885,166
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2035 - 1/1/2038	4,340,000	5,436,753
	Guam — 0.8%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2023 - 10/1/2025	6,500,000	6,869,455
	Guam Waterworks Authority (Water and Wastewater System), 5.25% due 7/1/2024	1,000,000	1,079,910
	Hawaii — 1.8%
	County of Hawaii GO, Series A, 5.00% due 9/1/2033	1,250,000	1,491,275
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2032 - 7/1/2033	5,000,000	6,476,300
	State of Hawaii GO,
	Series DZ, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	3,635,000	3,708,827
	Series DZ-2016, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	6,365,000	6,494,273
	Illinois — 11.5%
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2029 - 1/1/2030	1,765,000	2,101,349
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034 - 1/1/2037	8,160,000	9,942,748
	Chicago Park District (Capital Improvement Plan) GO,
	Series A, 5.00% due 1/1/2027 - 1/1/2029	3,940,000	4,318,958
	Series B, 5.00% due 1/1/2025 - 1/1/2030	4,500,000	4,929,815
	Series D, 5.00% due 1/1/2028	3,450,000	3,781,959
	City of Chicago (Midway Airport),
	Series B,
	5.00% due 1/1/2032 - 1/1/2033	9,805,000	10,887,640
	5.25% due 1/1/2034	4,700,000	5,037,601
	City of Chicago (Wastewater Transmission System), Series C-2, 5.00% due 1/1/2028 - 1/1/2029	7,865,000	9,029,851
	City of Chicago (Wastewater Transmission System; Insured: AGM), Series B, 5.00% due 1/1/2034	1,375,000	1,666,142
	City of Chicago (Water System), Series A-1, 5.00% due 11/1/2024	1,000,000	1,150,330
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	4,250,000	5,211,987
	City of Chicago (Water System; Insured: BHAC-CR AMBAC), 5.75% due 11/1/2030	1,270,000	1,625,473
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	1,585,000	1,951,484

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	6.00% due 1/1/2038	$ 7,500,000	$ 9,297,450
	Cook County School District No. 104 (Argo Summit Elementary School Facilities; Insured: AGM) GO ETM, Series D, Zero Coupon due 12/1/2022	2,000,000	1,983,000
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2031	175,000	220,684
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2033	1,000,000	1,158,020
	Illinois Finance Authority (Silver Cross Hospital and Medical Centers), 5.00% due 8/15/2024	1,000,000	1,140,820
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	5,550,000	6,459,700
	Knox & Warren Counties Community Unit School District No. 205 Galesburg GO, Series B, 5.00% due 12/1/2030 - 12/1/2031	2,655,000	3,308,444
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion Project), Series B, 5.00% due 12/15/2022	1,000,000	1,063,000
	Monroe and St. Clair Counties (Community Unit School District No. 5; Insured: BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	7,535,923
[a]	Regional Transportation Authority (Insured: Natl-Re), Series A, 6.00% due 7/1/2031	1,070,000	1,453,563
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	2,000,000	2,483,980
	State of Illinois, Series B, 5.00% due 6/15/2030 - 6/15/2032	12,165,000	15,076,061
	State of Illinois GO, Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	5,213,102
	Tazewell County School District (Insured: Natl-Re) GO, 9.00% due 12/1/2024	1,205,000	1,549,088
	Indiana — 2.2%
	Board of Trustees for the Vincennes University, Series J, 5.375% due 6/1/2022	895,000	898,714
	City of Indianapolis Department of Public Utilities Water System Revenue, Series A, 5.00% due 10/1/2034	1,000,000	1,259,300
[b]	City of Whiting Environmental Facilities (BP Products North America Inc. Project) AMT, Series A, 5.00% due 3/1/2046 (put 3/1/2023)	1,000,000	1,078,210
	Indiana (Ascension Health Credit Group) HFFA, 5.00% due 11/15/2034 - 11/15/2036	8,325,000	9,839,646
	Indiana Bond Bank (Hendricks Regional Health Financing Program; Insured: AMBAC), Series A, 5.25% due 4/1/2023	2,000,000	2,176,840
	Indiana Finance Authority (Marian University), 5.25% due 9/15/2022 - 9/15/2023 (pre-refunded 9/15/2021)	5,085,000	5,137,935
	Indiana Finance Authority (Sisters of St. Francis Health Services, Inc.), 5.00% due 11/1/2021	605,000	607,426
	Southwest Allen Multi School Building Corp., 5.00% due 7/15/2033	1,500,000	1,878,435
	Iowa — 0.4%
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,575,312
	Kansas — 0.1%
	Unified Government of Wyandotte County/Kansas City (School Improvement Project; Insured: AGM) USD GO, Series A, 5.00% due 9/1/2030 - 9/1/2031	640,000	797,184
	Kentucky — 1.4%
[b]	Kentucky Public Energy Authority, Series A, 4.00% due 4/1/2048 (put 4/1/2024)	6,500,000	7,099,755
	Kentucky State Property & Building Commission (Insured: AGM), Series A, 5.00% due 11/1/2035	4,000,000	5,240,480
	Louisville/Jefferson County Metropolitan Government (Norton Suburban Hospital and Kosair Children’s Hospital), Series A, 5.25% due 10/1/2026	2,320,000	2,580,188
	Louisiana — 2.8%
	City of Shreveport LA Water & Sewer Revenue (Insured: AGM), Series A, 5.00% due 12/1/2036	1,000,000	1,224,350
	East Baton Rouge Sewerage Commission, Series B, 5.00% due 2/1/2030 - 2/1/2032 (pre-refunded 2/1/2025)	6,825,000	7,940,205
	Jefferson Sales Tax District (Insured: AGM), Series B, 5.00% due 12/1/2031 - 12/1/2035	3,895,000	5,013,148
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2029 - 6/1/2031	6,100,000	6,645,021
	Parish of Lafourche (Roads, Highways and Bridges), 5.00% due 1/1/2024 - 1/1/2025	3,685,000	4,120,736
[b]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	1,000,000	1,031,320
	State of Louisiana, 5.00% due 9/1/2032 - 9/1/2033	2,000,000	2,638,740
	Maryland — 0.0%
	Montgomery County GO, Series C, 5.00% due 10/1/2025	365,000	434,281
	Massachusetts — 1.9%
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2033 - 7/1/2036	3,250,000	3,877,785
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,370,000	10,907,700
	Massachusetts (Simmons College) DFA, Series J, 5.50% due 10/1/2025 - 10/1/2028	1,790,000	1,997,779
	Massachusetts Bay Transportation Authority (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,357,050
	Massachusetts Educational Financing Authority (Higher Education Student Loans), Series A, 5.50% due 1/1/2022	1,130,000	1,150,849
	Michigan — 2.3%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2031	1,010,000	1,159,278
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.00% due 11/1/2025 (pre-refunded 11/1/2021)	300,000	304,860
	County of Genesee (Water Supply System; Insured: BAM) GO,
	5.00% due 11/1/2024 - 11/1/2030	3,360,000	3,632,786
	5.125% due 11/1/2032	750,000	811,260
	5.25% due 11/1/2026 - 11/1/2028	2,920,000	3,171,601
	Detroit City School District (School Building & Site Improvement; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,845,929
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,383,184
	Kalamazoo Hospital Finance Authority (Bronson Healthcare), 5.25% due 5/15/2026	175,000	175,763
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	1,580,000	1,598,676
	Michigan Finance Authority (McLaren Health System), Series A, 5.00% due 2/15/2039	3,200,000	4,012,640
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	790,000	793,128
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	3,000,000	3,116,700
	Minnesota — 0.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00% due 10/1/2034 - 10/1/2035	$ 600,000	$ 761,972
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.45% due 7/1/2034	1,775,000	1,860,839
	Mississippi — 0.7%
	Mississippi Development Bank (Jackson Public School District; Insured BAM), 5.25% due 10/1/2037 - 10/1/2038	5,250,000	6,630,202
	Mississippi Development Bank (Vicksburg Warren School District; Insured: BAM), 5.50% due 3/1/2038	700,000	907,816
	Missouri — 0.0%
	City of Excelsior Springs (Insured: BAM) COP, Series B, 4.00% due 3/1/2031	150,000	180,096
	Nebraska — 0.6%
[b]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	5,350,000	5,919,668
	Nevada — 0.3%
	Carson City (Carson Tahoe Regional Healthcare),
	5.00% due 9/1/2027 (pre-refunded 9/1/2022)	2,450,000	2,587,616
	5.00% due 9/1/2032	730,000	901,667
	New Hampshire — 0.7%
[b]	New Hampshire Business Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A4, 2.15% due 8/1/2038 (put 7/1/2024)	750,000	780,473
	New Hampshire Municipal Bond Bank, Series C, 5.00% due 8/15/2026 (pre-refunded 8/15/2023)	1,860,000	2,047,283
	State of New Hampshire (Turnpike System), Series B, 5.00% due 2/1/2022 - 2/1/2024	4,005,000	4,117,540
	New Jersey — 4.6%
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	2,500,000	2,906,500
	New Jersey (School Facilities Construction) EDA,
	5.00% due 6/15/2035 - 6/15/2038	4,515,000	5,678,558
	Series NN, 5.00% due 3/1/2026	2,000,000	2,155,020
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,707,850
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,700,000	2,154,495
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033	1,000,000	1,224,800
	New Jersey (Transit Corp.) EDA, 5.00% due 11/1/2036	2,950,000	3,698,621
	New Jersey State Health Care Facilities Financing Authority (Virtua Health), 5.00% due 7/1/2027 - 7/1/2028	3,000,000	3,341,470
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032	485,000	605,838
	Series AA, 5.00% due 6/15/2036 - 6/15/2040	1,500,000	1,897,180
	Series BB, 5.00% due 6/15/2034	2,000,000	2,486,840
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), 5.00% due 6/15/2023 - 6/15/2031	3,500,000	3,944,305
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	3,500,000	4,321,170
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2036	5,500,000	6,789,190
	Passaic Valley Sewage Commissioners, Series G, 5.75% due 12/1/2022	3,000,000	3,222,780
	New Mexico — 0.7%
	City of Farmington (Public Service Co. of New Mexico),
[b]	Series C, 1.15% due 6/1/2040 (put 6/1/2024)	1,500,000	1,519,980
[b]	Series D, 1.10% due 6/1/2040 (put 6/1/2023)	3,000,000	3,029,610
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), 5.00% due 7/1/2032	2,130,000	2,199,736
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2039	440,000	559,218
	New York — 5.9%
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2027	4,530,000	5,070,429
	Series J, 5.00% due 8/1/2030 - 8/1/2031	9,000,000	10,233,610
	City of New York GO,
	Series C, 5.00% due 8/1/2035	500,000	652,985
	Series C-1, 5.00% due 8/1/2032	1,000,000	1,318,330
	Erie County (City of Buffalo School District) (State Aid Withholding) IDA, Series A, 5.00% due 5/1/2027	5,000,000	5,431,500
	Erie County (City School District of the City Buffalo Project) (State Aid Withholding) IDA, 5.00% due 5/1/2032	500,000	687,510
	Long Island Power Authority, Series A, 5.00% due 9/1/2036 - 9/1/2038	1,300,000	1,700,876
	Metropolitan Transportation Authority,
	Series D,
	5.00% due 11/15/2030 - 11/15/2035	7,650,000	9,297,478
[a]	5.00% due 11/15/2031	645,000	807,437
	Series D-1, 5.00% due 11/15/2031	2,285,000	2,694,038
	Metropolitan Transportation Authority (Green Bond),
	Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	2,193,220
	Series A2, 5.00% due 11/15/2025	600,000	711,168
	Nassau County (Insured: BAM) GO, Series B, 5.00% due 4/1/2026	1,300,000	1,408,758
	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00% due 5/1/2032 - 11/1/2036	5,230,000	6,942,374
	New York State Dormitory Authority, Series A, 5.00% due 3/15/2037	735,000	936,037

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	$ 2,500,000	$ 2,672,850
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 3/15/2035 - 3/15/2036	2,650,000	3,508,336
	Series D, 4.00% due 2/15/2040	1,000,000	1,192,080
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2033	500,000	608,225
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041	1,500,000	1,938,810
	New York State Urban Development Corp. (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2037	500,000	643,595
	North Carolina — 1.2%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,348,359
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030 (pre-refunded 6/1/2025)	3,000,000	3,530,460
	State of North Carolina, 5.00% due 3/1/2033	5,000,000	6,484,200
	Ohio — 5.0%
	Akron, Bath and Copley Joint Township Hospital District (Children’s Hospital Medical Center of Akron), 5.00% due 11/15/2024	1,000,000	1,041,170
	Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027 - 11/15/2029	1,160,000	1,448,832
	American Municipal Power, Inc. (AMP Fremont Energy Center), Series B, 5.25% due 2/15/2028 (pre-refunded 2/15/2022)	4,000,000	4,127,080
	Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031 (pre-refunded 12/15/2024)	3,075,000	3,568,476
	City of Cleveland (Bridges and Roadways), Series A-2, 5.00% due 10/1/2028 - 10/1/2029 (pre-refunded 10/1/2023)	2,520,000	2,791,228
	City of Cleveland (Public Facilities Improvements), Series A-1, 5.00% due 11/15/2027 - 11/15/2030 (pre-refunded 11/15/2023)	5,185,000	5,772,098
	City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024	1,000,000	1,066,190
	City of Cleveland GO,
	5.00% due 12/1/2026	15,000	15,990
	5.00% due 12/1/2026 (pre-refunded 12/1/2022)	1,215,000	1,297,997
	City of Cleveland Income Tax Revenue, 5.00% due 10/1/2033 - 10/1/2035	1,450,000	1,817,229
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	2,084,398
	County of Allen (Catholic Health Partners-Mercy Health West Facility), Series A, 5.00% due 5/1/2025 - 5/1/2026 (pre-refunded 5/1/2022)	8,325,000	8,660,997
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2030 - 1/1/2039	3,170,000	3,707,908
	County of Hamilton (Cincinnati Children’s Hospital Medical Center), 5.00% due 5/15/2028 - 5/15/2031	8,085,000	9,111,907
	Greene County Vocational School District (School Facilities Construction and Improvement) GO, 5.00% due 12/1/2030 - 12/1/2033	2,580,000	3,279,858
	Lucas County Health Care Facility (Sunset Retirement Community),
	5.00% due 8/15/2021	260,000	261,144
	5.125% due 8/15/2025	1,350,000	1,356,088
	State of Ohio GO, Series A, 5.00% due 6/15/2033	505,000	685,765
	Pennsylvania — 7.9%
	Allegheny County (Propel Charter School-McKeesport) IDA,
	Series C,
	5.90% due 8/15/2026	605,000	607,366
	6.375% due 8/15/2035	1,130,000	1,134,712
	Allegheny County Hospital Development Authority (University of Pittsburgh Medical Center), Series A, 5.00% due 7/15/2034	1,150,000	1,464,019
	Bucks County (Waste Management, Inc.) AMT, IDA, Series A-2, 2.75% due 12/1/2022	7,000,000	7,232,260
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2032 - 8/1/2034	2,300,000	2,663,294
	City of Philadelphia (Philadelphia Gas Works), 5.00% due 8/1/2036 - 8/1/2037	5,485,000	6,536,624
	City of Philadelphia (Water and Wastewater System), Series A, 5.00% due 10/1/2029 - 11/1/2038	2,100,000	2,652,083
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,487,902
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,538,860
	Lancaster County Solid Waste Management Authority (Acquisition of Susquehanna Resource Management Facility), Series A, 5.25% due 12/15/2030	3,000,000	3,358,530
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	4,172,051
	Pennsylvania State Public School Building Authority (Philadelphia School District; Insured: AGM) (State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	6,156,950
	Pennsylvania Turnpike Commission,
	Series B,
[c]	4.00% due 12/1/2040	1,000,000	1,195,630
[c]	5.00% due 12/1/2032	500,000	668,215
	5.00% due 12/1/2033 - 12/1/2038	1,450,000	1,892,947
	Pennsylvania Turnpike Commission (Highway Improvements), Series A-1, 5.00% due 12/1/2035 - 12/1/2036	1,750,000	2,173,445
	Philadelphia Authority for Industrial Development (Thomas Jefferson University), Series A, 5.00% due 9/1/2032 - 9/1/2034	5,000,000	6,062,230
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	13,577,889
[c]	Philadelphia Pennsylvania Airport Revenue AMT, 4.00% due 7/1/2040 - 7/1/2041	1,700,000	2,015,148
	Pittsburgh Water & Sewer Authority (Water and Sewer System; Insured: AGM),
	Series A, 5.00% due 9/1/2030 - 9/1/2031	8,740,000	9,544,508
	Series B, 5.00% due 9/1/2031 (pre-refunded 9/1/2023)	3,665,000	4,044,034
	Rhode Island — 0.5%
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO, Series B, 4.00% due 10/15/2023	800,000	839,328
	State of Rhode Island and Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	3,964,207
	South Carolina — 0.2%
	City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	2,000,000	2,250,550

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	South Dakota — 0.2%
	South Dakota Health and Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2028 - 11/1/2029	$ 1,800,000	$ 2,130,548
	Tennessee — 2.0%
	County of Shelby Health, Educational and Housing Facility Board (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2027 - 5/1/2035	3,560,000	4,389,643
	Metropolitan Government of Nashville and Davidson County (Green Projects), Series B, 5.00% due 7/1/2033 - 7/1/2036	3,000,000	3,718,520
[b]	Tennergy Corp., Series A, 4.00% due 12/1/2051 (put 9/1/2028)	2,000,000	2,396,200
	Tennessee Energy Acquisition Corp. (The Gas Project),
	Series A, 5.25% due 9/1/2023	7,000,000	7,716,450
	Series C, 5.00% due 2/1/2023	2,650,000	2,827,948
	Texas — 8.7%
	City of Brownsville AMT GO, 5.00% due 2/15/2030 - 2/15/2032	1,090,000	1,387,092
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	11,234,432
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2028	1,000,000	1,117,880
	City of Galveston (Galveston Island Convention Center; Insured: AGM),
	Series A, 5.00% due 9/1/2021	545,000	549,207
	Series B, 5.00% due 9/1/2024	1,115,000	1,174,786
	City of Houston (Combined Utility System), Series A, 5.00% due 11/15/2032	1,875,000	2,498,231
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	1,175,000	1,411,093
	City of Houston Airport System Revenue, Series D, 5.00% due 7/1/2030 - 7/1/2035	3,750,000	4,742,690
	City of Houston Airport System Revenue AMT, Series A, 4.00% due 7/1/2040	1,500,000	1,786,470
	City of McAllen (International Toll Bridge; Insured: AGM), Series A, 5.00% due 3/1/2028 - 3/1/2032	6,120,000	7,334,842
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2024 - 7/1/2025	3,225,000	3,372,730
	City of San Antonio (Water System), Series A, 5.00% due 5/15/2033 - 5/15/2034	3,075,000	3,701,048
	Dallas Area Rapid Transit, Series A, 5.00% due 12/1/2035 - 12/1/2036	7,200,000	8,521,624
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	1,905,000	2,297,925
	Greater Texas Cultural Education Facilities Finance Corp. (Fort County Bend), 4.00% due 3/1/2040 - 3/1/2041	2,000,000	2,379,150
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series A, 5.00% due 12/1/2028	3,000,000	3,444,330
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2028 - 11/15/2033	2,225,000	2,767,923
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	9,415,000	9,802,616
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	55,000	57,303
	Lower Colorado River Authority (LCRA Transmission Services Corp.), 5.00% due 5/15/2028 - 5/15/2038	970,000	1,247,235
	Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2029 - 11/1/2030	4,040,000	5,189,104
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2037	1,750,000	2,128,175
	San Antonio Water System,
	5.00% due 5/15/2038	2,110,000	2,716,688
	Series A, 5.00% due 5/15/2037	500,000	626,795
	Series C, 5.00% due 5/15/2032 - 5/15/2033	1,590,000	2,089,317
	Stephen F Austin State University (Financing System), Series A, 5.00% due 10/15/2030 - 10/15/2033	1,265,000	1,593,267
	Texas Municipal Gas Acquisition & Supply Corp. III, 5.00% due 12/15/2032	800,000	1,084,480
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2024 - 8/15/2025	2,490,000	2,827,674
[c]	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	1,013,880
	Utah — 0.3%
[b]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B-1, 5.00% due 5/15/2056 (put 8/1/2022)	2,500,000	2,599,700
	Virginia — 0.3%
[b]	Halifax County (VirginiaI Electric and Power Co. Project) IDA, Series A, 0.45% due 12/1/2041 (put 4/1/2022)	500,000	500,390
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), 5.00% due 1/1/2032 - 1/1/2033	2,000,000	2,459,860
	Washington — 3.9%
	King County Public Hospital District No. 2 (EvergreenHealth Medical Center) GO, 5.00% due 12/1/2028 - 12/1/2030	4,545,000	5,204,839
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2025 - 12/1/2028 (pre-refunded 12/1/2022)	7,860,000	8,394,166
	Skagit County Public Hospital District No. 2 (Island Hospital) GO, 5.00% due 12/1/2027 - 12/1/2028 (pre-refunded 12/1/2022)	4,640,000	4,955,334
	State of Washington (Acquisition and Improvements of Real and Personal Property) COP, Series A, 5.00% due 7/1/2030	4,415,000	5,493,982
	State of Washington (Various Purposes) GO,
	5.00% due 6/1/2038	1,965,000	2,574,484
	Series C, 5.00% due 2/1/2036 - 2/1/2037	7,425,000	9,507,871
	Washington Higher Education Facilities Authority (Seattle Pacific University), 5.00% due 10/1/2038 - 10/1/2040	3,340,000	4,195,179
	Wisconsin — 1.5%
	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), 5.00% due 8/15/2033	600,000	754,194
	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), 5.00% due 8/15/2023 - 8/15/2026 (pre-refunded 8/15/2021)	10,925,000	10,988,474
	WPPI Energy, Series A, 5.00% due 7/1/2029 - 7/1/2036	2,980,000	3,747,485
	Total Long-Term Municipal Bonds — 96.5% (Cost $922,372,954)		999,564,631

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Short-Term Municipal Bonds — 1.9%
	Florida — 0.4%
[b]	City of Gainesville Utilities System Revenue (SPA State Street Bank and Trust Co.), Series A, 0.05% due 10/1/2036 (put 7/8/2021)	$ 1,200,000	$ 1,200,000
[b]	City of West Palm Beach Utility System Revenue (Insured: AGC) (SPA JPMorgan Chase Bank, N.A.), Series C, 0.03% due 10/1/2038 (put 7/8/2021)	1,525,000	1,525,000
[b]	County of Manatee (Florida Power & Light Co.), 0.04% due 9/1/2024 (put 7/1/2021)	1,100,000	1,100,000
	Missouri — 0.0%
[b]	Missouri Development Finance Board (Nelson Gallery Foundation; SPA Northern Trust Company), Series A, 0.02% due 12/1/2033 (put 7/1/2021)	575,000	575,000
	New York — 1.2%
[b]	City of New York (SPA Barclays Bank plc) GO, Series B4, 0.01% due 10/1/2046 (put 7/1/2021)	3,700,000	3,700,000
[b]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank, N.A.), Series-E3, 0.03% due 2/1/2045 (put 7/1/2021)	3,000,000	3,000,000
[b]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Mizuho Bank, Ltd.), Series A-4, 0.02% due 8/1/2043 (put 7/1/2021)	2,910,000	2,910,000
[b]	New York City Water & Sewer System ( LOC Citibank N.A.), Series F, 0.02% due 6/15/2035 (put 7/1/2021)	2,550,000	2,550,000
	Texas — 0.3%
[b]	Lower Neches Valley Authority Industrial Development Corp., 0.01% due 11/1/2038 (put 7/1/2021)	3,200,000	3,200,000
	Total Short-Term Municipal Bonds — 1.9% (Cost $19,760,000)		19,760,000
	Total Investments — 98.4% (Cost $942,132,954)		$1,019,324,631
	Other Assets Less Liabilities — 1.6%		16,939,674
	Net Assets — 100.0%		$1,036,264,305

Footnote Legend
a	Segregated as collateral for a when-issued security.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2021.
c	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
CPI	Consumer Price Index
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
Natl-Re	Insured by National Public Finance Guarantee Corp.
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.